Fair Value Disclosures - Fair Value Option Election Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Oct. 10, 2019	Sep. 16, 2019	Nov. 30, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans and other receivables on nonaccrual status and/or 90 days or greater past due		$ 56.9	$ 69.7
Loans and other receivables 90 days or greater past due		$ 23.5	$ 3.8
Spectrum Brands
Fair Value, Option, Quantitative Disclosures [Line Items]
Shares owned, number (in shares)						7,514,477
Ownership percentage				15.00%		15.00%
Changes in fair value of investments reflected as principal transactions	$ 80.0
Dividends payable					$ 451.1